INVESTMENTS (Details) $ in Thousands	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Disclosure of financial assets [line items]
Equity securities	$ 304,618	$ 268,950
Share purchase warrants	28,124	74,559
Total investments	$ 332,742	$ 343,509
Number of equity investments | EquityInstruments	43	20
Rupert Resources Ltd.
Disclosure of financial assets [line items]
Equity securities	$ 105,324	$ 76,883
Share purchase warrants		42,768
Total investments	105,324	119,651
Orla Mining Ltd.
Disclosure of financial assets [line items]
Equity securities	95,548	89,974
Share purchase warrants	27,152	26,317
Total investments	122,700	116,291
Wallbridge Mining Company Ltd.
Disclosure of financial assets [line items]
Equity securities	11,499
Total investments	11,499
White Gold Corp.
Disclosure of financial assets [line items]
Equity securities	9,823	17,403
Share purchase warrants	6	99
Total investments	9,829	17,502
Royal Road Minerals Ltd.
Disclosure of financial assets [line items]
Equity securities		12,849
Total investments		12,849
Other
Disclosure of financial assets [line items]
Equity securities	82,424	71,841
Share purchase warrants	966	5,375
Total investments	$ 83,390	$ 77,216